UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund:   BlackRock Long-Horizon Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited) January 31, 2018	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.0%

China — 3.4%
ANTA Sports Products Ltd.	2,172,000	$10,421,452

Germany — 4.3%
Deutsche Post AG, Registered Shares	277,056	13,086,577

India — 3.8%
HDFC Bank Ltd.	355,661	11,637,672

Ireland — 4.5%
Medtronic PLC	157,759	13,549,920

Japan — 2.7%
Olympus Corp.	215,900	8,317,337

Netherlands — 3.5%
ASML Holding NV	52,282	10,599,571

Spain — 3.0%
Industria de Diseno Textil SA	259,060	9,270,046

Sweden — 8.2%
Assa Abloy AB, Class B	594,276	13,173,083
Hexagon AB, Class B	197,687	11,787,316

		24,960,399
United Kingdom — 11.2%
AstraZeneca PLC	109,165	7,577,493
British American Tobacco PLC	289,031	19,754,305
Shire PLC	146,193	6,830,459

		34,162,257
United States — 52.4%
Alphabet, Inc., Class C(a)	10,843	12,685,660
AutoZone, Inc.(a)	11,461	8,772,708
Colgate-Palmolive Co.	198,343	14,724,984
Comcast Corp., Class A	297,681	12,660,373
Danaher Corp.	153,219	15,518,020
Estee Lauder Cos., Inc., Class A	70,579	9,525,342
First Republic Bank	114,855	10,285,265
Honeywell International, Inc.	75,317	12,025,865
Intuit, Inc.	72,730	12,211,367
Mastercard, Inc., Class A	93,586	15,816,034

Security	Shares/Par (000)	Value
United States (continued)
Stericycle, Inc.(a)(b)	120,706	$9,096,404
Union Pacific Corp.	91,027	12,152,105
UnitedHealth Group, Inc.	59,956	14,196,382

		159,670,509
Total Common Stocks — 97.0% (Cost — $227,355,101)		295,675,740

Corporate Bonds — 0.0%
China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/12 (a)(c)(d)(e)	$1,000	5,000
Total Corporate Bonds — 0.0% (Cost — $1,000,000)		5,000

Preferred Securities — 2.3%
United States — 2.3%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007) 0.00%(a)(c)(d)(f)	532,725	7,079,915

Total Preferred Securities — 2.3% (Cost — $7,000,007)		7,079,915

Total Long-Term Investments — 99.3% (Cost — $235,355,108)		302,760,655

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.59%(g)(i)	2,264,009	2,264,009
SL Liquidity Series, LLC, Money Market Series, 1.55%(g)(h)(i)	2,352,380	2,352,380

Total Short-Term Securities — 1.5% (Cost — $4,616,346)		4,616,389

Total Investments — 100.8% (Cost — $239,971,454)		307,377,044
Liabilities in Excess of Other Assets — (0.8)%		(2,488,690)

Net Assets — 100.0%		$304,888,354

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $7,079,915 and an original cost of $7,000,007 which was 2.3% of its net assets.
(g)	Annualized 7-day yield as of period end.
(h)	Security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Horizon Equity Fund

(i)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,320,665	(1,056,656)	2,264,009	$2,264,009	$6,280		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,918,274	434,106	2,352,380	2,352,380	1,920	(b)	(457)	42

				$4,616,389	$8,200		$(457)	$42

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$—	$10,421,452	$—	$10,421,452
Germany	—	13,086,577	—	13,086,577
India	—	11,637,672	—	11,637,672
Ireland	13,549,920	—	—	13,549,920
Japan	—	8,317,337	—	8,317,337
Netherlands	—	10,599,571	—	10,599,571
Spain	—	9,270,046	—	9,270,046
Sweden	—	24,960,399	—	24,960,399
United Kingdom	—	34,162,257	—	34,162,257
United States	159,670,509	—	—	159,670,509
Corporate Bonds	—	—	5,000	5,000
Preferred Securities	—	—	7,079,915	7,079,915
Short-Term Securities	2,264,009	—	—	2,264,009

	$175,484,438	$122,455,311	$7,084,915	$305,024,664

Investments Valued at NAV(a)				2,352,380
	$175,484,438	$122,455,311	$7,084,915	$307,377,044

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Horizon Equity Fund

(a)	As of January 31, 2018, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2017	$5,000	$7,021,315	$7,026,315
Transfers into Level 3	—	—	—
Transfers out of Level	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	58,600	58,600
Purchases	—	—	—
Sales	—	—	—

Closing Balance as of January 31, 2018	$5,000	$7,079,915	$7,084,915

Net change in unrealized appreciation (depreciation) on investments held as of January 31, 2018	$—	$58,600	$58,600

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $5,000. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$7,079,915	Market	Revenue Multiple	(a)	21.25x

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investmwent Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: March 21, 2018